Cash and cash equivalents (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Cash and cash equivalents
Cash		$ 2,574,957		$ 3,335,384	$ 5,986,217
Total cash and cash equivalents	$ 152,270	2,576,256	$ 197,200	3,336,420	5,987,164	$ 2,958,804
Fixed fund
Cash and cash equivalents
Cash equivalents		$ 1,299		$ 1,036	$ 947